PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 115,489	$ 100,009
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,317	45,206
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,629	28,044
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,547	3,005
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,497	8,150
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,935	4,912
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,709	$ 1,095